Earnings per share (Details) - USD ($) $ / shares in Units, shares in Thousands, $ in Thousands	3 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Earnings per share [Abstract]
Profit/(loss) from continuing operations attributable to Atlantica Yield Plc.	$ (8,957)	$ (4,764)
Average number of ordinary shares outstanding (thousands) - basic and diluted (in shares)	100,217	100,217
Earnings per share from continuing operations - basic and diluted (in dollars per share)	$ (0.09)	$ (0.05)
Earnings per share from profit/ (loss) for the period - basic and diluted (in dollars per share)	$ (0.09)	$ (0.05)